Common Stock and Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 29, 2022	Oct. 31, 2019	Dec. 31, 2022	Dec. 31, 2021
Class Of Stock [Line Items]
Purchase of warrants			14,750,000
Gain on change in fair value of warrants			$ (12,391)	$ (11,061)
Other current assets			1,254	$ 821
FedEx Corporation [Member] | Transaction Agreement [Member]
Class Of Stock [Line Items]
Purchase of warrants	25,250,616
Warrant [Member] | FedEx Corporation [Member] | Transaction Agreement [Member]
Class Of Stock [Line Items]
Warrant exercise price per share	$ 1.67
FedEx Warrants [Member]
Class Of Stock [Line Items]
Gain on change in fair value of warrants			4,100
Other current assets			600
FedEx Warrants [Member] | Warrant Charges [Member]
Class Of Stock [Line Items]
Gain on change in fair value of warrants			$ 3,600
Private Placement Warrants [Member]
Class Of Stock [Line Items]
Purchase of warrants			5,166,667
Warrant exercise price per share			$ 11.5
Share Price (in Dollars per share)			$ 18
Public Warrant [Member]
Class Of Stock [Line Items]
Purchase of warrants			9,583,333
Warrant exercise price per share			$ 11.5
Public Warrant [Member] | Raac Management Llc [Member]
Class Of Stock [Line Items]
Business acquisition period results included in combined entity			5 years
Public Warrant [Member] | FedEx Corporation [Member]
Class Of Stock [Line Items]
Warrant Term Description	The Warrant Shares will generally vest and become exercisable from time to time, incrementally, if and as FedEx Corporation and its affiliates, directly or indirectly through third parties, make a combination of binding orders and qualified payments of at least $20 million for goods and services associated with orders received after June 1, 2022, and fully vest and become exercisable when such binding orders and qualified payments reach at least $200 million.
Minimum [Member] | FedEx Warrants [Member]
Class Of Stock [Line Items]
Payment for binding orders			$ 20,000
Maximum [Member] | FedEx Warrants [Member]
Class Of Stock [Line Items]
Payment for binding orders			$ 200,000
Class A Common Stock [Member]
Class Of Stock [Line Items]
Warrant exercise price per share			$ 0.1
Share Price (in Dollars per share)			10
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common and preferred stock converted to class A common stock		7,003,261	5.87585
Class A Common Stock [Member] | FedEx Corporation [Member] | Transaction Agreement [Member]
Class Of Stock [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Class A Common Stock [Member] | Warrant [Member]
Class Of Stock [Line Items]
Warrant exercise price per share			$ 0.01
Class A Common Stock [Member] | Private Placement Warrants [Member] | Raac Management Llc [Member]
Class Of Stock [Line Items]
Purchase of warrants			5,166,667
Warrant exercise price per share			$ 11.5
Class A Common Stock [Member] | Public Warrant [Member]
Class Of Stock [Line Items]
Share Price (in Dollars per share)			$ 18
Class A Common Stock [Member] | Public Warrant [Member] | Raac Management Llc [Member]
Class Of Stock [Line Items]
Purchase of warrants			9,583,333
Warrant exercise price per share			$ 11.5